Finance income (Tables)	12 Months Ended
Sep. 30, 2022
Finance income
Summary of finance income

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2022	2021	2020
	$'000	$'000	$'000
Initial recognition difference of convertible loan notes	—	—	65